Mar. 21, 2019
RiverPark Floating Rate CMBS Fund

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED JANUARY 28, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Revised Fee Table for the RiverPark Floating Rate CMBS Fund

(“RiverPark CMBS”)

As a result of an amendment to the Trust’s Expense Limitation Agreement, the table entitled “Fees and Expenses of the Fund” in the Summary Section of the Prospectus for RiverPark CMBS is hereby deleted and replaced in its entirety by the table set forth below (including the footnotes thereto):

“Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail	Institutional
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail	Institutional
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None
Shareholder Servicing Fees[1]	0.25%	None
Administrative Fees[1]	0.02%	0.02%
Other Expenses[2]	0.33%	0.33%
Total Annual Fund Operating Expenses	1.25%	1.00%
Fee Waiver and/or Expense Reimbursement Plus Management Fees Subject to Recovery[3]	0.00%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.90%

1	Based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.

2	Other Expenses, which include administration, transfer agency and custodian fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.

3	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund's shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 0.90% for the Institutional Class Shares and 1.25% for the Retail Class Shares. This agreement is in effect until at least January 31, 2020 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days' prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days' notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.”